Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				9 Months Ended
	Feb. 07, 2021	Aug. 11, 2020	Apr. 02, 2020	Dec. 31, 2020
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering				$ 149,500,000
Deferred Offering Costs		$ 8,800,000
Deferred underwriting commissions		5,200,000
Gross proceeds from private placement				4,990,000
Liquidity and Capital Resources [Abstract]
Cash				1,001,032
Working capital				916,000
Offering costs paid by sponsor in exchange for issuance of founder shares				25,000
Proceeds from Related Party Debt				136,590
Nautilus Biotechnology, Inc | Subsequent Event
Business Combinations [Abstract]
Business acquisition, equity value	$ 900,000,000
Business acquisition, number of shares issued (in shares)	20,000,000
Aggregate gross proceeds	$ 200,000,000
Investor [Member]
Liquidity and Capital Resources [Abstract]
Offering costs paid by sponsor in exchange for issuance of founder shares				25,000
Investor [Member] | Promissory Note [Member]
Liquidity and Capital Resources [Abstract]
Proceeds from Related Party Debt			$ 200,000	200,000
Notes Payable, Related Parties, Current				$ 0
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Interest from Trust Account that can be held to pay dissolution expenses		$ 100,000
Private Placement Units [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)		499,000
Share price (in dollars per share)		$ 10.00
Gross proceeds from private placement		$ 5,000,000.0
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)		14,950,000
Share price (in dollars per share)		$ 10.00
Gross proceeds from initial public offering		$ 149,500,000
Over-Allotment Option [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)		1,950,000
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)		1,950,000
Share price (in dollars per share)		$ 10.00